Fair Value of Acquired Time Charters (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Oct. 31, 2024
Fair Value of Acquired Time Charters [Abstract]
Fair value of acquired time charters	$ 0		$ 119,733
Amortization of fair value of acquired charter	$ 119,733	$ 265,173
M/V Raphaela [Member]
Fair Value of Acquired Time Charters [Abstract]
Fair value of acquired time charters				$ 477,101